Provisions - Schedule of funding status of the defined benefit obligations (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Insurance contracts linked to pensions (note 14)	€ 104	€ 149	€ 174
Spain | Post-employment plans
Disclosure of net defined benefit liability (asset) [line items]
To current employees	25	29	60
Vested obligations to retired employees	2,005	2,797	3,318
To pre-retirees employees	0	0	0
Long-service bonuses and other benefits	0	0	0
Other	46	65	41
Present value of the obligations	2,076	2,891	3,419
Less - Fair value of plan assets	861	1,217	1,542
Provisions - Provisions for pensions	1,215	1,674	1,877
Internal provisions for pensions	1,141	1,560	1,707
Net pension assets	(24)	(30)	0
Insurance contracts linked to pensions (note 14)	104	149	174	€ 192
Unrecognised net assets for pensions	(6)	(5)	(4)
Spain | Other similar obligations
Disclosure of net defined benefit liability (asset) [line items]
To current employees	0	0	0
Vested obligations to retired employees	0	0	0
To pre-retirees employees	892	1,186	1,688
Long-service bonuses and other benefits	11	12	18
Other	0	0	1
Present value of the obligations	903	1,198	1,707
Less - Fair value of plan assets	8	10	12
Provisions - Provisions for pensions	895	1,188	1,695
Internal provisions for pensions	895	1,188	1,695
Net pension assets	0	0	0
Insurance contracts linked to pensions (note 14)	0	0	0	€ 0
Unrecognised net assets for pensions	€ 0	€ 0	€ 0